INCOME TAXES - Additional Information (Detail) $ / shares in Units, MOP$ in Thousands, $ in Thousands		12 Months Ended
	Mar. 26, 2021	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020	Mar. 22, 2023 USD ($)	Mar. 22, 2023 MOP (MOP$)	Jun. 26, 2022 USD ($)	Jun. 26, 2022 MOP (MOP$)	Dec. 31, 2021 MOP (MOP$)
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid		$ 25,252	$ 10,688
Effective tax rate		(0.48%)	(0.30%)	0.20%
Valuation allowances		$ 299,620	$ 267,316
Adjusted operating tax losses carried forwards, expired		326,749
Aggregate undistributed earnings of foreign subsidiaries		745,425	846,735
Provision related to tax withholding for dividends		0
Deferred income tax liability, undistributed earnings		89,449	101,608
Unrecognized tax benefits that would impact effective tax rate		22,940	$ 16,342
Operating Tax Loss Carry Forwards With Expiry Dates [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration		1,485,226
Operating Tax Loss Carry Forwards With No Expiry Date [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration		$ 6,978
Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected increase in loss per share if taxes on casino gaming profits have been paid | $ / shares		$ 0.018	$ 0.007
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Statute of limitation for tax return		3 years
Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	1.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	2.00%
Philippine Corporate Income Tax [Member] | After July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	25.00%
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend			$ 2,342		$ 518	MOP$ 4,167	$ 497	MOP$ 4,000	MOP$ 18,900
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.00%	12.00%	12.00%
Statute of limitation for tax return		5 years
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		16.50%	16.50%	16.50%
Statute of limitation for tax return		6 years
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.50%	12.50%	12.50%
Statute of limitation for tax return		6 years